Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,570,321.46

Principal:
Principal Collections	$27,934,566.46
Prepayments in Full	$24,369,441.45
Liquidation Proceeds	$295,167.31
Recoveries	$0.00
Sub Total	$52,599,175.22
Collections	$57,169,496.68

Purchase Amounts:
Purchase Amounts Related to Principal	$118,825.30
Purchase Amounts Related to Interest	$399.90
Sub Total	$119,225.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,288,721.88

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$57,288,721.88
Servicing Fee	$1,108,746.87	$1,108,746.87	$0.00	$0.00	$56,179,975.01
Interest - Class A-1 Notes	$25,460.66	$25,460.66	$0.00	$0.00	$56,154,514.35
Interest - Class A-2 Notes	$175,162.50	$175,162.50	$0.00	$0.00	$55,979,351.85
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$55,716,041.85
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$55,614,106.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,614,106.85
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$55,557,499.02
Second Priority Principal Payment	$5,808,842.19	$5,808,842.19	$0.00	$0.00	$49,748,656.83
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$49,706,502.50
Third Priority Principal Payment	$29,410,000.00	$29,410,000.00	$0.00	$0.00	$20,296,502.50
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$20,239,643.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,239,643.17
Regular Principal Payment	$106,229,284.06	$20,239,643.17	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,288,721.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,808,842.19
Third Priority Principal Payment					$29,410,000.00
Regular Principal Payment					$20,239,643.17
Total					$55,458,485.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$55,458,485.36	$159.41	$25,460.66	$0.07	$55,483,946.02	$159.48
Class A-2 Notes	$0.00	$0.00	$175,162.50	$0.38	$175,162.50	$0.38
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$55,458,485.36	$36.98	$721,489.65	$0.48	$56,179,975.01	$37.46

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$141,448,126.25	0.4065770	$85,989,640.89	0.2471677
Class A-2 Notes	$467,100,000.00	1.0000000	$467,100,000.00	1.0000000
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,293,278,126.25	0.8623406	$1,237,819,640.89	0.8253617

Pool Information
Weighted Average APR	4.213%	4.194%
Weighted Average Remaining Term	52.63	51.75
Number of Receivables Outstanding	61,453	59,699
Pool Balance	$1,330,496,241.56	$1,277,531,608.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,279,721,718.06	$1,228,649,284.06
Pool Factor	0.8713143	0.8366289

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$19,162,974.13
Yield Supplement Overcollateralization Amount	$48,882,324.48
Targeted Overcollateralization Amount	$60,410,302.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,711,967.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		174	$246,632.50
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$246,632.50
Cumulative Net Losses Last Collection Period			$136,585.50
Cumulative Net Losses for all Collection Periods			$383,218.00

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.66%	361	$8,455,022.27
61-90 Days Delinquent	0.05%	27	$620,562.64
91-120 Days Delinquent	0.02%	8	$209,919.54
Over 120 Days Delinquent	0.00%	1	$32,449.32
Total Delinquent Receivables	0.73%	397	$9,317,953.77

Repossession Inventory:
Repossessed in the Current Collection Period		29	$753,720.41
Total Repossessed Inventory		39	$1,053,935.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0379%
Preceding Collection Period			0.0803%
Current Collection Period			0.2270%
Three Month Average			0.1150%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0441%
Preceding Collection Period			0.0570%
Current Collection Period			0.0603%
Three Month Average			0.0538%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer